Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [Abstract]
Cash at bank and in hand	$ 130,252	$ 276,776
Cash equivalents	35,703	0
Cash and cash equivalents	$ 165,955	$ 276,776	$ 5,895	$ 498